Inventories - Movements in Inventory Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Beginning balance	$ 133,768	$ 104,057	$ 75,892
Decrease (increase) in carrying amount	(14,517)	32,926	29,693
Additional Provision Differences of Inventory	171	455	(161)
Increase / Decrease eventual differences and others	0	0	0
Provision Used	(4,790)	(3,670)	(1,367)
Total changes	(19,136)	29,711	28,165
Final balance	$ 114,632	$ 133,768	$ 104,057